Taxation (Details Narrative) $ in Thousands, $ in Millions			1 Months Ended	12 Months Ended
	Oct. 01, 2022	Apr. 01, 2018 HKD ($)	Dec. 31, 2023	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022	Sep. 30, 2020	Sep. 30, 2019
Operating Loss Carryforwards [Line Items]
U.S. federal corporate income tax rate percentage				25.00%	25.00%	25.00%
Preferential income tax rate percentage
Tax deductible expenses percentage				(1.00%)	(3.00%)	(2.00%)
Operating Loss Carryforwards, Valuation Allowance				$ 12,549	$ 12,611
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Assessable profits		$ 2
HONG KONG | Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Assessable profits percentage		8.25%
Profits tax rate remaining percentage		16.50%
Subsidiaries [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
U.S. federal corporate income tax rate percentage				21.00%
U.S. state income tax rate percentage				7.25%
PRC Enterprise Income Tax Law [Member]
Operating Loss Carryforwards [Line Items]
Enterprise income tax percentage				25.00%
Preferential income tax rate percentage				15.00%
Preferential income in years				3 years
Reduced income tax rate							15.00%	15.00%
Operating loss carryforwards description				PRC enterprise net operating loss can generally carry forward for no longer than five years, and HNTE’s net operating losses can be carried forward for no more than 10 years
Operating loss carryforwards expire description				PRC will expire in calendar years 2025 through 2034, if not utilized.
PRC Enterprise Income Tax Law [Member] | Research and Development Expense [Member]
Operating Loss Carryforwards [Line Items]
Tax deductible expenses percentage	200.00%
Additional deductible percentage	100.00%
PRC Enterprise Income Tax Law [Member] | 2020 to 2025 [Member]
Operating Loss Carryforwards [Line Items]
Preferential income tax rate percentage			15.00%
PRC Enterprise Income Tax Law [Member] | 2022 [Member]
Operating Loss Carryforwards [Line Items]
Preferential income tax rate percentage			25.00%
PRC Enterprise Income Tax Law [Member] | HONG KONG
Operating Loss Carryforwards [Line Items]
Net operating losses (NOLs) carryforwards				$ 18
PRC Enterprise Income Tax Law [Member] | CHINA
Operating Loss Carryforwards [Line Items]
Net operating losses (NOLs) carryforwards				$ 66,448	$ 67,406